Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	% of Total
		Gains	Temporary Losses	OTTI Losses
	(In millions)
Fixed Maturity Securities:
U.S. corporate securities	$98,621	$8,544	$1,380	$—	$105,785	30.2%
Foreign corporate securities	61,568	3,789	1,338	1	64,018	18.3
Foreign government securities	49,840	3,053	357	—	52,536	15.0
RMBS	42,092	2,281	1,033	703	42,637	12.2
U.S. Treasury and agency securities	34,132	5,882	2	—	40,012	11.4
CMBS	18,565	730	218	8	19,069	5.4
State and political subdivision securities	11,975	1,416	156	—	13,235	3.8
ABS	13,018	278	305	12	12,979	3.7
Other fixed maturity securities	—	—	—	—	—	—

Total fixed maturity securities	$329,811	$25,973	$4,789	$724	$350,271	100.0%

Equity Securities:
Common stock	$2,219	$83	$97	$—	$2,205	72.9%
Non-redeemable preferred stock	989	31	202	—	818	27.1

Total equity securities	$3,208	$114	$299	$—	$3,023	100.0%

	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	% of Total
		Gains	Temporary Losses	OTTI Losses
	(In millions)
Fixed Maturity Securities:
U.S. corporate securities	$88,905	$4,469	$1,602	$—	$91,772	28.3%
Foreign corporate securities	65,487	3,326	925	—	67,888	20.9
Foreign government securities	40,871	1,733	602	—	42,002	12.9
RMBS	45,904	1,661	1,180	533	45,852	14.1
U.S. Treasury and agency securities	32,469	1,394	559	—	33,304	10.2
CMBS	20,213	740	266	12	20,675	6.4
State and political subdivision securities	10,476	171	518	—	10,129	3.1
ABS	13,286	265	327	56	13,168	4.1
Other fixed maturity securities	6	1	—	—	7	—

Total fixed maturity securities	$317,617	$13,760	$5,979	$601	$324,797	100.0%

Equity Securities:
Common stock	$2,059	$146	$12	$—	$2,193	60.9%
Non-redeemable preferred stock	1,562	76	229	—	1,409	39.1

Total equity securities	$3,621	$222	$241	$—	$3,602	100.0%

Available-for-sale fixed maturity securities by contractual maturity date

	December 31,
	2011		2010
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$16,747	$16,862	$8,580	$8,702
Due after one year through five years	62,819	64,414	65,143	66,796
Due after five years through ten years	82,694	88,036	76,508	79,571
Due after ten years	93,876	106,274	87,983	90,033

Subtotal	256,136	275,586	238,214	245,102
RMBS, CMBS and ABS	73,675	74,685	79,403	79,695

Total fixed maturity securities	$329,811	$350,271	$317,617	$324,797

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Fixed maturity securities	$21,096	$7,817	$(1,208)
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	(724)	(601)	(859)

Total fixed maturity securities	20,372	7,216	(2,067)
Equity securities	(167)	(3)	(103)
Derivatives	1,514	(59)	(144)
Other	72	42	71

Subtotal	21,791	7,196	(2,243)

Amounts allocated from:
Insurance liability loss recognition	(3,996)	(672)	(118)
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	47	38	71
DAC and VOBA	(1,800)	(1,003)	132
Policyholder dividend obligation	(2,919)	(876)	—

Subtotal	(8,668)	(2,513)	85
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	236	197	275
Deferred income tax benefit (expense)	(4,694)	(1,762)	544

Net unrealized investment gains (losses)	8,665	3,118	(1,339)
Net unrealized investment gains (losses) attributable to noncontrolling interests	9	4	1

Net unrealized investment gains (losses) attributable to MetLife, Inc.	$8,674	$3,122	$(1,338)

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance, beginning of period	$3,122	$(1,338)	$(12,564)
Cumulative effect of change in accounting principles, net of income tax	—	52	(386)
Fixed maturity securities on which noncredit OTTI losses have been recognized	(123)	242	(733)
Unrealized investment gains (losses) during the year	14,823	9,117	20,745
Unrealized investment gains (losses) of subsidiary at the date of disposal	(105)	—	—
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition	(3,406)	(554)	(160)
Insurance liability gain (loss) recognition of subsidiary at the date of disposal	82	—	—
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	9	(33)	61
DAC and VOBA	(808)	(1,135)	(2,416)
DAC and VOBA of subsidiary at date of disposal	11	—	—
Policyholder dividend obligation	(2,043)	(876)	—
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	39	(73)	235
Deferred income tax benefit (expense)	(2,936)	(2,283)	(6,131)
Deferred income tax benefit (expense) of subsidiary at date of disposal	4	—	—

Net unrealized investment gains (losses)	8,669	3,119	(1,349)
Net unrealized investment gains (losses) attributable to noncontrolling interests	5	3	11

Balance, end of period	$8,674	$3,122	$(1,338)

Change in net unrealized investment gains (losses)	$5,547	$4,457	$11,215
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	5	3	11

Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$5,552	$4,460	$11,226

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale

	December 31, 2011
	Less than 12 Months		Equal to or Greater than 12 Months		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate securities	$15,642	$590	$5,135	$790	$20,777	$1,380
Foreign corporate securities	12,618	639	5,957	700	18,575	1,339
Foreign government securities	11,227	230	1,799	127	13,026	357
RMBS	4,040	547	4,724	1,189	8,764	1,736
U.S. Treasury and agency securities	2,611	1	50	1	2,661	2
CMBS	2,825	135	678	91	3,503	226
State and political subdivision securities	177	2	1,007	154	1,184	156
ABS	4,972	103	1,316	214	6,288	317
Other fixed maturity securities	—	—	—	—	—	—

Total fixed maturity securities	$54,112	$2,247	$20,666	$3,266	$74,778	$5,513

Equity Securities:
Common stock	$581	$96	$5	$1	$586	$97
Non-redeemable preferred stock	204	30	370	172	574	202

Total equity securities	$785	$126	$375	$173	$1,160	$299

Total number of securities in an unrealized loss position	3,978		1,963

	December 31, 2010
	Less than 12 Months		Equal to or Greater than 12 Months		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate securities	$22,954	$447	$8,319	$1,155	$31,273	$1,602
Foreign corporate securities	22,415	410	3,976	515	26,391	925
Foreign government securities	26,659	585	189	17	26,848	602
RMBS	7,630	221	7,624	1,492	15,254	1,713
U.S. Treasury and agency securities	13,401	530	118	29	13,519	559
CMBS	3,787	29	1,363	249	5,150	278
State and political subdivision securities	5,061	246	988	272	6,049	518
ABS	2,671	33	2,102	350	4,773	383
Other fixed maturity securities	1	—	—	—	1	—

Total fixed maturity securities	$104,579	$2,501	$24,679	$4,079	$129,258	$6,580

Equity Securities:
Common stock	$89	$12	$1	$—	$90	$12
Non-redeemable preferred stock	191	9	824	220	1,015	229

Total equity securities	$280	$21	$825	$220	$1,105	$241

Total number of securities in an unrealized loss position	5,609		1,704

Aging Of Gross Unrealized Loss And OTTI Loss For Debt And Equity Securities Available For Sale

	December 31, 2011
	Cost or Amortized Cost		Gross Unrealized Losses		Number of Securities
	Less than 20%	20% or more	Less than 20%	20% or more	Less than 20%	20% or more
	(In millions, except number of securities)
Fixed Maturity Securities:
Less than six months	$49,249	$4,736	$1,346	$1,332	3,260	320
Six months or greater but less than nine months	4,104	1,049	279	349	375	63
Nine months or greater but less than twelve months	1,160	288	55	93	143	14
Twelve months or greater	17,590	2,115	1,216	843	1,523	167

Total	$72,103	$8,188	$2,896	$2,617

Percentage of amortized cost			4%	32%

Equity Securities:
Less than six months	$714	$376	$64	$123	154	42
Six months or greater but less than nine months	22	8	2	4	19	3
Nine months or greater but less than twelve months	18	—	2	—	8	—
Twelve months or greater	98	223	8	96	24	20

Total	$852	$607	$76	$223

Percentage of cost			9%	37%

	December 31, 2010
	Cost or Amortized Cost		Gross Unrealized Losses		Number of Securities
	Less than 20%	20% or more	Less than 20%	20% or more	Less than 20%	20% or more
	(In millions, except number of securities)
Fixed Maturity Securities:
Less than six months	$105,301	$1,403	$2,348	$368	5,320	121
Six months or greater but less than nine months	1,125	376	29	102	104	29
Nine months or greater but less than twelve months	371	89	28	27	50	9
Twelve months or greater	21,627	5,546	1,863	1,815	1,245	311

Total	$128,424	$7,414	$4,268	$2,312

Percentage of amortized cost			3%	31%

Equity Securities:
Less than six months	$247	$94	$10	$22	106	33
Six months or greater but less than nine months	29	65	5	16	3	2
Nine months or greater but less than twelve months	6	47	—	16	3	2
Twelve months or greater	518	340	56	116	35	14

Total	$800	$546	$71	$170

Percentage of cost			9%	31%

Concentration of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale

	December 31,
	2011	2010
Sector:
RMBS	30%	25%
U.S. corporate securities	24	23
Foreign corporate securities	23	14
Foreign government securities	6	9
ABS	5	5
CMBS	4	4
State and political subdivision securities	3	8
U.S. Treasury and agency securities	—	8
Other	5	4

Total	100%	100%

Industry:
Mortgage-backed	34%	29%
Finance	27	21
Utility	8	5
Foreign government securities	6	9
Consumer	6	4
Asset-backed	5	5
Communications	3	2
State and political subdivision securities	3	8
Industrial	2	2
U.S. Treasury and agency securities	—	8
Other	6	7

Total	100%	100%

Gross unrealized loss greater than $10 million for fixed maturity and equity securities

	December 31,
	2011		2010
	Fixed Maturity Securities	Equity Securities	Fixed Maturity Securities	Equity Securities
	(In millions, except number of securities)
Number of securities	96	8	107	6
Total gross unrealized losses	$1,703	$117	$2,014	$103
Percentage of total gross unrealized losses	31%	39%	31%	43%

Equity securities available-for-sale with a gross unrealized loss of 20% or more

		Non-Redeemable Preferred Stock
	All Equity Securities	All Types of Non-Redeemable Preferred Stock		Investment Grade
				All Industries		Financial Services Industry
	Gross Unrealized Losses	Gross Unrealized Losses	% of All Equity Securities	Gross Unrealized Losses	% of All Non-Redeemable Preferred Stock	Gross Unrealized Losses	% of All Industries	% A Rated or Better
	(In millions)			(In millions)		(In millions)
Less than six months	$123	$87	71%	$46	53%	$46	100%	22%
Six months or greater but less than twelve months	4	—	—%	—	—%	—	—%	—%
Twelve months or greater	96	96	100%	96	100%	96	100%	71%

All equity securities with gross unrealized losses of 20% or more	$223	$183	82%	$142	78%	$142	100%	55%

Trading Securities Portfolio

	December 31,
	2011	2010
	(In millions)
Actively Traded Securities	$473	$463
FVO general account securities	267	131
FVO contractholder-directed unit-linked investments	17,411	17,794
FVO securities held by CSEs	117	201

Total trading and other securities — at estimated fair value	$18,268	$18,589

Actively Traded Securities — at estimated fair value	$473	$463
Short sale agreement liabilities — at estimated fair value	(127)	(46)

Net long/short position — at estimated fair value	$346	$417

Investments pledged to secure short sale agreement liabilities	$558	$465

The components of net investment gains (losses)

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized	$(924)	$(682)	$(2,432)
Less: Noncredit portion of OTTI losses transferred to and recognized in other comprehensive income (loss)	(31)	212	939

Net OTTI losses on fixed maturity securities recognized in earnings (1)	(955)	(470)	(1,493)
Fixed maturity securities — net gains (losses) on sales and disposals	25	215	(165)

Total gains (losses) on fixed maturity securities	(930)	(255)	(1,658)
Other net investment gains (losses):
Equity securities	(23)	104	(399)
Trading and other securities — FVO general account securities — changes in estimated fair value	(2)	—	—
Mortgage loans	175	22	(442)
Real estate and real estate joint ventures	134	(54)	(164)
Other limited partnership interests	4	(18)	(356)
Other investment portfolio gains (losses)	(7)	(6)	(26)

Subtotal — investment portfolio gains (losses)	(649)	(207)	(3,045)

FVO CSEs — changes in estimated fair value:
Commercial mortgage loans	(84)	758	—
Securities	—	(78)	—
Long-term debt — related to commercial mortgage loans	97	(722)	—
Long-term debt — related to securities	(8)	48	—
Other gains (losses) (2)	(223)	(207)	144

Subtotal FVO CSEs and other gains (losses)	(218)	(201)	144

Total net investment gains (losses)	$(867)	$(408)	$(2,901)

(1)

Investment portfolio gains (losses) for the year ended December 31, 2011 includes intent-to-sell impairments of ($154) million as a result of the pending disposition of certain operations of MetLife Bank and the Caribbean Business. See Note 2.

(2)

Other gains (losses) includes a loss of $87 million and $209 million for the years ended December 31, 2011 and 2010, respectively, related to the sale of the Company’s investment in MSI MetLife. See Note 2. Other gains (losses) for the year ended December 31, 2011 includes a goodwill impairment loss of $65 million and a loss of $19 million related to the Company’s pending sale of the Caribbean Business. See Notes 2 and 7.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses

	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	Fixed Maturity Securities			Equity Securities			Total
	(In millions)
Proceeds	$67,449	$54,514	$38,972	$1,241	$616	$940	$68,690	$55,130	$39,912

Gross investment gains	$892	$831	$939	$108	$129	$134	$1,000	$960	$1,073

Gross investment losses	(867)	(616)	(1,104)	(71)	(11)	(133)	(938)	(627)	(1,237)

Total OTTI losses recognized in earnings:
Credit-related	(645)	(423)	(1,130)	—	—	—	(645)	(423)	(1,130)
Other (1)	(310)	(47)	(363)	(60)	(14)	(400)	(370)	(61)	(763)

Total OTTI losses recognized in earnings	(955)	(470)	(1,493)	(60)	(14)	(400)	(1,015)	(484)	(1,893)

Net investment gains (losses)	$(930)	$(255)	$(1,658)	$(23)	$104	$(399)	$(953)	$(151)	$(2,057)

(1)

Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)

	Years Ended December 31,
	2011	2010
	(In millions)
Balance, at January 1,	$443	$581
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	45	109
Additional impairments — credit loss OTTI recognized on securities previously impaired	143	125
Reductions:
Sales (maturities, pay downs or prepayments) during the period of securities previously impaired as credit loss OTTI	(90)	(260)
Securities de-recognized in connection with the adoption of new guidance related to the consolidation of VIEs	—	(100)
Securities impaired to net present value of expected future cash flows	(57)	(2)
Increases in cash flows — accretion of previous credit loss OTTI	(13)	(10)

Balance, at December 31,	$471	$443

The Components of Net Investment Income

	Years Ended December 31,
	2011	2010	2009
	(In millions)

Investment income:
Fixed maturity securities	$15,037	$12,407	$11,545
Equity securities	141	128	178
Trading and other securities — Actively Traded Securities and FVO general account securities (1)	31	73	116
Mortgage loans	3,164	2,824	2,741
Policy loans	641	649	641
Real estate and real estate joint ventures	692	376	(270)
Other limited partnership interests	681	879	174
Cash, cash equivalents and short-term investments	167	101	128
International joint ventures (2)	(12)	(92)	(121)
Other	178	236	205

Subtotal	20,720	17,581	15,337
Less: Investment expenses	1,022	885	892

Subtotal, net	19,698	16,696	14,445

Trading and other securities — FVO contractholder-directed unit-linked investments (1)	(453)	372	284
FVO CSEs:
Commercial mortgage loans	332	411	—
Securities	9	15	—

Subtotal	(112)	798	284

Net investment income	$19,586	$17,494	$14,729

(1)	Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Trading and other securities — Actively Traded Securities and FVO general account securities	$(3)	$30	$34
Trading and other securities — FVO contractholder-directed unit-linked investments	$(647)	$322	$275

(2)

Amounts are presented net of changes in estimated fair value of derivatives related to economic hedges of the Company’s investment in these equity method international joint venture investments that do not qualify for hedge accounting of ($23) million, $36 million, and ($143) million for the years ended December 31, 2011, 2010, and 2009, respectively.

Securities Lending

	December 31,
	2011	2010
	(In millions)

Securities on loan: (1)
Amortized cost	$20,613	$23,715
Estimated fair value	$24,072	$24,230
Cash collateral on deposit from counterparties (2)	$24,223	$24,647
Security collateral on deposit from counterparties	$371	$—
Reinvestment portfolio — estimated fair value	$23,940	$24,177

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

	December 31,
	2011	2010
	(In millions)
Invested assets on deposit (1)	$1,660	$2,110
Invested assets held in trust (2)	11,135	8,430
Invested assets pledged as collateral (3)	29,899	29,470

Total invested assets on deposit, held in trust and pledged as collateral	$42,694	$40,010

(1)	The Company has invested assets on deposit with regulatory agencies consisting primarily of cash and cash equivalents, short-term investments, fixed maturity securities and equity securities.

(2)	The Company held in trust cash and securities, primarily fixed maturity and equity securities, to satisfy requirements under certain collateral financing agreements and certain reinsurance agreements.

Disclosure of Mortgage Loans Net of Valuation Allowance

	December 31,
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)
Mortgage loans held-for-investment:
Commercial	$40,440	56.1%	$37,818	60.7%
Agricultural	13,129	18.2	12,751	20.4
Residential (1)	689	1.0	2,231	3.7

Subtotal	54,258	75.3	52,800	84.8
Valuation allowances (1)	(481)	(0.7)	(664)	(1.1)

Subtotal mortgage loans held-for-investment, net	53,777	74.6	52,136	83.7
Commercial mortgage loans held by CSEs	3,138	4.4	6,840	11.0

Total mortgage loans held-for-investment, net	56,915	79.0	58,976	94.7

Mortgage loans held-for-sale:
Residential	3,064	4.2	2,510	4.0
Mortgage loans — lower of amortized cost or estimated fair value (1)	4,462	6.2	811	1.3
Securitized reverse residential mortgage loans (2)	7,652	10.6	—	—

Total mortgage loans held-for-sale	15,178	21.0	3,321	5.3

Total mortgage loans, net	$72,093	100.0%	$62,297	100.0%

(1)

The valuation allowance on and the related carrying value of certain residential mortgage loans held-for-investment was transferred to mortgage loans held-for-sale in connection with the pending disposition of certain operations of MetLife Bank. See Note 2.

(2)	See Note 1 for a discussion of the securitized reverse residential mortgage loans.

Disclosure of mortgage loans held-for-investment and valuation allowances by method of evaluation for credit loss

	Commercial	Agricultural	Residential	Total
	(In millions)

December 31, 2011:
Mortgage loans:
Evaluated individually for credit losses	$96	$159	$13	$268
Evaluated collectively for credit losses	40,344	12,970	676	53,990

Total mortgage loans	40,440	13,129	689	54,258

Valuation allowances:
Specific credit losses	59	45	1	105
Non-specifically identified credit losses	339	36	1	376

Total valuation allowances	398	81	2	481

Mortgage loans, net of valuation allowance	$40,042	$13,048	$687	$53,777

December 31, 2010:
Mortgage loans:
Evaluated individually for credit losses	$120	$146	$13	$279
Evaluated collectively for credit losses	37,698	12,605	2,218	52,521

Total mortgage loans	37,818	12,751	2,231	52,800

Valuation allowances:
Specific credit losses	36	52	—	88
Non-specifically identified credit losses	526	36	14	576

Total valuation allowances	562	88	14	664

Mortgage loans, net of valuation allowance	$37,256	$12,663	$2,217	$52,136

Allowance for Loan and Lease Losses, Provision for Loss, Net

	Mortgage Loan Valuation Allowances
	Commercial	Agricultural	Residential	Total
	(In millions)

Balance at January 1, 2009	$232	$61	$11	$304
Provision (release)	384	79	12	475
Charge-offs, net of recoveries	(27)	(25)	(6)	(58)

Balance at December 31, 2009	589	115	17	721
Provision (release)	(5)	12	2	9
Charge-offs, net of recoveries	(22)	(39)	(5)	(66)

Balance at December 31, 2010	562	88	14	664
Provision (release)	(152)	(3)	10	(145)
Charge-offs, net of recoveries	(12)	(4)	(3)	(19)
Transfer to held-for-sale (1)	—	—	(19)	(19)

Balance at December 31, 2011	$398	$81	$2	$481

(1)

The valuation allowance on and the related carrying value of certain residential mortgage loans held-for-investment was transferred to mortgage loans held-for-sale in connection with the pending disposition of certain operations of MetLife Bank. See Note 2.

Schedule of Financing Receivables, Non Accrual Status

	Past Due		Greater than 90 Days Past Due Still Accruing Interest		Nonaccrual Status
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(In millions)

Commercial	$63	$58	$—	$1	$63	$7
Agricultural	146	159	29	13	157	177
Residential	8	79	—	11	17	25

Total	$217	$296	$29	$25	$237	$209

Impaired mortgage loans held-for-investment

	Impaired Mortgage Loans
	Loans with a Valuation Allowance				Loans without a Valuation Allowance		All Impaired Loans
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Carrying Value	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Carrying Value
	(In millions)

December 31, 2011:
Commercial	$96	$96	$59	$37	$252	$237	$348	$274
Agricultural	160	159	45	114	71	69	231	183
Residential	13	13	1	12	1	1	14	13

Total	$269	$268	$105	$163	$324	$307	$593	$470

December 31, 2010:
Commercial	$120	$120	$36	$84	$99	$87	$219	$171
Agricultural	146	146	52	94	123	119	269	213
Residential	3	3	—	3	16	16	19	19

Total	$269	$269	$88	$181	$238	$222	$507	$403

	Impaired Mortgage Loans
	Average Investment	Interest Income Recognized
		Cash Basis	Accrual Basis
	(In millions)

For the Year Ended December 31, 2011:
Commercial	$313	$5	$1
Agricultural	252	4	1
Residential	23	—	—

Total	$588	$9	$2

For the Year Ended December 31, 2010:
Commercial	$192	$5	$1
Agricultural	284	6	2
Residential	16	—	—

Total	$492	$11	$3

For the Year Ended December 31, 2009	$338	$8	$1

Real Estate Holdings by Type

	December 31,
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)

Traditional	$5,845	68.3%	$4,871	60.7%
Real estate joint ventures and funds	2,340	27.3	2,707	33.7

Real estate and real estate joint ventures	8,185	95.6	7,578	94.4
Foreclosed (commercial, agricultural and residential)	264	3.1	152	1.9

Real estate held-for-investment	8,449	98.7	7,730	96.3
Real estate held-for-sale	114	1.3	300	3.7

Total real estate and real estate joint ventures	$8,563	100.0%	$8,030	100.0%

Mortgage loans modified in a troubled debt restructuring

	Mortgage Loans Modified in a Troubled Debt Restructuring
	December 31, 2011
	Number of Mortgage Loans	Carrying Value after Specific Valuation Allowance
		Pre- Modification	Post- Modification
		(In millions)
Commercial	5	$147	$111
Agricultural	10	42	42
Residential	—	—	—

Total	15	$189	$153

	Fixed Maturity Securities		Mortgage Loans
	Years Ended December 31,
	2011	2010	2011	2010
	(In millions)

Contractually required payments (including interest)	$5,141	$2,126	$—	$553
Cash flows expected to be collected (1), (2)	$4,365	$1,782	$—	$374
Fair value of investments acquired	$2,590	$1,076	$—	$201

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

(2)

A portion of the difference between the contractually required payments (including interest) and the cash flows expected to be collected on certain of the investments acquired in the Acquisition has been established as an indemnification asset as discussed further in Note 2.

	Fixed Maturity Securities		Mortgage Loans
	Years Ended December 31,
	2011	2010	2011	2010
	(In millions)

Accretable yield, January 1,	$541	$—	$170	$—
Investments purchased	1,775	606	—	—
Acquisition (1)	—	100	—	173
Accretion recognized in earnings	(114)	(62)	(56)	(3)
Disposals	(65)	—	—	—
Reclassification (to) from nonaccretable difference	174	(103)	140	—

Accretable yield, December 31,	$2,311	$541	$254	$170

(1)

As described further in Note 2, all investments acquired in the Acquisition were recorded at estimated fair value as of the Acquisition Date. This activity relates to acquired fixed maturity securities and mortgage loans with a credit impairment inherent in the estimated fair value.

Other Invested Assets

	December 31,
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)

Freestanding derivatives with positive fair values	$16,200	68.7%	$7,777	50.5%
Leveraged leases, net of non-recourse debt	2,248	9.5	2,191	14.2
Tax credit partnerships	1,531	6.5	976	6.3
MSRs	666	2.8	950	6.2
Funds withheld	608	2.6	551	3.6
Joint venture investments	171	0.7	664	4.3
Other	2,157	9.2	2,291	14.9

Total	$23,581	100.0%	$15,400	100.0%

Investment in leveraged leases

	December 31,
	2011	2010
	(In millions)

Rental receivables, net	$1,859	$1,882
Estimated residual values	1,657	1,682

Subtotal	3,516	3,564
Unearned income	(1,268)	(1,373)

Investment in leveraged leases	$2,248	$2,191

Net income from investment in leveraged leases

	Years Ended December 31,
	2011	2010	2009
	(In millions)

Net income from investment in leveraged leases	$125	$123	$114
Less: Income tax expense on leveraged leases	(44)	(43)	(40)

Net investment income after income tax from investment in leveraged leases	$81	$80	$74

Purchased credit impaired investments, by invested asset class, held

	Fixed Maturity Securities		Mortgage Loans
	December 31,
	2011	2010	2011	2010
	(In millions)

Outstanding principal and interest balance (1)	$4,547	$1,548	$471	$504
Carrying value (2)	$3,130	$1,050	$173	$195

(1)	Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.

Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses recognized in earnings

	December 31,
	2011	2010
	(In millions)
Balance, beginning of period	$(601)	$(859)
Noncredit OTTI losses recognized (1)	31	(212)
Transferred to retained earnings (2)	—	16
Securities sold with previous noncredit OTTI loss	125	137
Subsequent changes in estimated fair value	(279)	317

Balance, end of period	$(724)	$(601)

(1)	Noncredit OTTI losses recognized, net of DAC, were $33 million and ($202) million for the years ended December 31, 2011 and 2010, respectively.

(2)	Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in Note 1.

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities

	December 31,
	2011		2010
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)

Consolidated securitization entities (1)	$3,299	$3,103	$7,114	$6,892
MRSC collateral financing arrangement (2)	3,333	—	3,333	—
Other limited partnership interests	360	6	319	85
Trading and other securities	163	—	186	—
Other invested assets	102	1	108	1
Real estate joint ventures	16	18	20	17

Total	$7,273	$3,128	$11,080	$6,995

(1)

The Company consolidates former QSPEs that are structured as CMBS and former QSPEs that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in the former QSPEs of $172 million and $201 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented below bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $324 million and $411 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt. The assets and liabilities of these CSEs, at estimated fair value, were as follows at:

	December 31,
	2011	2010
	(In millions)

Assets:
Mortgage loans held-for-investment (commercial mortgage loans)	$3,138	$6,840
Trading and other securities	117	201
Accrued investment income	16	34
Cash and cash equivalents	21	39
Premiums, reinsurance and other receivables	7	—

Total assets	$3,299	$7,114

Liabilities:
Long-term debt	$3,068	$6,820
Other liabilities	35	72

Total liabilities	$3,103	$6,892

(2)	See Note 12 for a description of the MetLife Reinsurance Company of South Carolina (“MRSC”) collateral financing arrangement. These assets consist of the following, at estimated fair value, at:

	December 31,
	2011	2010
	(In millions)

Fixed maturity securities available-for-sale:
ABS	$1,356	$1,333
U.S. corporate securities	833	893
RMBS	502	547
CMBS	369	383
Foreign corporate securities	126	139
State and political subdivision securities	39	30
Foreign government securities	—	5
Mortgage loans	49	—
Cash and cash equivalents	59	3

Total	$3,333	$3,333

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities

	December 31,
	2011		2010
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)

Fixed maturity securities available-for-sale:
RMBS (2)	$42,637	$42,637	$45,852	$45,852
CMBS (2)	19,069	19,069	20,675	20,675
ABS (2)	12,979	12,979	13,168	13,168
U.S. corporate securities	2,911	2,911	2,435	2,435
Foreign corporate securities	2,087	2,087	2,950	2,950
Other limited partnership interests	4,340	6,084	4,383	6,479
Other invested assets	799	1,194	576	773
Trading and other securities	671	671	789	789
Mortgage loans	456	456	350	350
Real estate joint ventures	61	79	40	108

Total	$86,010	$88,167	$91,218	$93,579

(1)

The maximum exposure to loss relating to the fixed maturity and trading and other securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. The maximum exposure to loss relating to mortgage loans is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $267 million and $231 million at December 31, 2011 and 2010, respectively.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor.

Commercial mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories

	Commercial
	Recorded Investment
	Debt Service Coverage Ratios				% of Total	Estimated Fair Value	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x	Total
	(In millions)					(In millions)

December 31, 2011:
Loan-to-value ratios:
Less than 65%	$24,983	$448	$564	$25,995	64.3%	$27,581	65.5%
65% to 75%	8,275	336	386	8,997	22.3	9,387	22.3
76% to 80%	1,150	98	226	1,474	3.6	1,473	3.5
Greater than 80%	2,714	880	380	3,974	9.8	3,664	8.7

Total	$37,122	$1,762	$1,556	$40,440	100.0%	$42,105	100.0%

December 31, 2010:
Loan-to-value ratios:
Less than 65%	$16,663	$125	$483	$17,271	45.7%	$18,183	46.9%
65% to 75%	9,022	765	513	10,300	27.2	10,685	27.6
76% to 80%	3,033	304	135	3,472	9.2	3,535	9.1
Greater than 80%	4,155	1,813	807	6,775	17.9	6,374	16.4

Total	$32,873	$3,007	$1,938	$37,818	100.0%	$38,777	100.0%

Agricultural mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories

	Agricultural
	December 31,
	2011		2010
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)

Loan-to-value ratios:
Less than 65%	$11,802	89.9%	$11,483	90.1%
65% to 75%	874	6.7	885	6.9
76% to 80%	76	0.6	48	0.4
Greater than 80%	377	2.8	335	2.6

Total	$13,129	100.0%	$12,751	100.0%

Residential mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories

	Residential
	December 31,
	2011		2010
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)

Performance indicators:
Performing	$671	97.4%	$2,149	96.3%
Nonperforming	18	2.6	82	3.7

Total	$689	100.0%	$2,231	100.0%

Fixed maturity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses recognized in earnings

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Sector:
U.S. and foreign corporate securities — by industry:
Finance	$56	$126	$452
Consumer	50	36	211
Communications	41	16	235
Industrial	11	2	30
Utility	10	3	89
Other industries	1	—	26

Total U.S. and foreign corporate securities	169	183	1,043
Foreign government securities	486	—	1
RMBS	214	117	258
ABS	54	84	103
CMBS	32	86	88

Total	$955	$470	$1,493

Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses recognized in earnings

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Sector:
Non-redeemable preferred stock	$38	$7	$333
Common stock	22	7	67

Total	$60	$14	$400

Industry:
Financial services industry:
Perpetual hybrid securities	$38	$3	$310
Common and remaining non-redeemable preferred stock	—	—	30

Total financial services industry	38	3	340
Other industries	22	11	60

Total	$60	$14	$400

US Government Agencies Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentrations of Credit Risk (Fixed Maturity Securities)

	December 31,
	2011	2010
	Carrying Value (1)
	(In millions)
Government and agency fixed maturity securities:
United States	$40,012	$33,304
Japan	$21,003	$15,591
Mexico (2)	$—	$5,050
U.S. Treasury and agency fixed-income securities included in:
Short-term investments	$15,775	$4,048
Cash equivalents	$1,748	$5,762

(1)	Represents estimated fair value for fixed maturity securities, and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

(2)	The Company’s investment in Mexico government and agency fixed maturity securities at December 31, 2011 of $5.0 billion is less than 10% of the Company’s equity.